Provisions	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Provisions
16 Provisions

Provisions by type
	2018	2017
Reorganisation provisions	613	1,097
Other provisions	399	616
	1,011	1,713

Reorganisation provisions

Changes in reorganisation provisions
	2018	2017
Opening balance	1,097	1,482
Additions	53	53
Interest
Unused amounts reversed	–49	–58
Utilised	–487	–369
Exchange rate differences		–1
Other changes	–2	–10
Closing balance	613	1,097

In 2017 and 2018, changes in the reorganisation provisions were mainly attributable to existing initiatives following the digital transformation programmes of ING Bank.

These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain. The provision at the balance sheet date represents the best estimate of the expected redundancy costs and are expected to be sufficient to cover these costs.

Other provisions

Changes in other provisions
	Litigation		Other		Total
	2018	2017	2018	2017	2018	2017
Opening balance	365	353	251	193	616	546
Effect of changes in accounting policy			11		11
Additions	59	186	35	135	95	321
Interest			1		1
Unused amounts reversed	–76	–90	–37	–73	–113	–163
Utilised	–186	–82	–28	–23	–214	–105
Exchange rate differences	–4	–3	1	–8	–3	–11
Other changes	6	1	–0	27	6	28
Closing balance	165	365	234	251	399	616

In 2018, Other provisions – other includes provisions related to contingent liabilities amounting to EUR 122 million, of which EUR 42 million relates to credit replacement facilities and EUR 80 million relates to non-credit replacement facilities. As at 31 December 2018 amounts expected to be settled within twelve months, amount to EUR 194 million. The amounts included in Other provisions are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.

Included in Other provisions – Litigation in 2018 and 2017, is a provision related to floating interest rate derivatives that were sold in the Netherlands. Also included in this column in 2018 and 2017, is a provision recognised for reimbursement of expenses associated with the formalisation of mortgages at ING Spain.

Reference is made to Note 28 ‘Other operating expenses’ and Note 47 ‘Legal proceedings’.